ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) segment vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Trading activity:
Quantifying Misstatement in Current Year Financial Statements, Amount		$ (1,579)
Percentage of voting interest acquired	50.00%
Number of vessels in sale and leaseback transaction | vessel	6
Number of reportable segments | segment	4
Minimum | Drydocking
Trading activity:
Period until next anticipated drydocking	2 years
Maximum | Drydocking
Trading activity:
Period until next anticipated drydocking	5 years
Accumulated Other Comprehensive Loss
Trading activity:
Quantifying Misstatement in Current Year Financial Statements, Amount		4,424
Additional Paid-in Capital
Trading activity:
Quantifying Misstatement in Current Year Financial Statements, Amount		(6,003)
Out of Period Correction | Interest Expense [Member]
Trading activity:
Quantifying Misstatement in Current Year Financial Statements, Amount	$ (13,200)
Out of Period Correction | Other financial Items, net
Trading activity:
Quantifying Misstatement in Current Year Financial Statements, Amount	5,900	$ 5,900	$ 3,300
Asset Under Development [Member] | Out of Period Correction
Trading activity:
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 13,200